Goldman Sachs Large Cap Value Fund Average Annual Total Returns - Service Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.32%	10.52%
Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.58%	14.58%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	11.00%	9.34%
Performance Inception Date	Jul. 24, 2007